Cover	Apr. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2022
Entity File Number	001-38647
Entity Registrant Name	FVCBankcorp, Inc.
Entity Central Index Key	0001675644
Entity Tax Identification Number	47-5020283
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	11325 Random Hills Road
Entity Address, City or Town	Fairfax
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22030
City Area Code	703
Local Phone Number	436-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FVCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true